Oil and Gas Property Disclosure	12 Months Ended
Dec. 31, 2019
Notes
Oil and Gas Property Disclosure	5. Oil and Gas Property

During the year ended December 31, 2015, the Company purchased a 50% interest in an oil and gas well in Alberta, Canada for $90,318 (CAD$125,000). At December 31, 2019, the Company has no determined reserve in the well. Management estimated the useful life of the well was five years. During the year ended December 31, 2019, the Company recorded depletion of $18,841 (CAD$25,000) (2018 - $19,295 [CAD$25,000]).

	2019 $	2018 $
Opening balance	40,500	63,970
Depletion	(18,841)	(19,295)
Foreign exchange	1,632	(4,175)
	23,291	40,500